Plan Termination	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan document to discontinue its contributions at any time and to amend or terminate the Plan subject to the provisions of ERISA.